Derivative Financial Instruments - Summary of Derivatives (Parenthetical) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Derivative Financial Instruments [Abstract]
Net assets, derivatives - in respect of net debt	£ 346	£ 143